Total
Integrity Short Term Government Fund
INTEGRITY SHORT TERM GOVERNMENT FUND--FUND SUMMARY
Investment Objective

The Integrity Short Term Government Fund (the "Fund" ) seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47 , respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B- 51 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Integrity Short Term Government Fund - USD ($)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Integrity Short Term Government Fund		Class A	Class I
Management Fees		0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.78%	0.78%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.34%	1.09%
Fee Waivers and Expense Reimbursements	[2]	(0.53%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.81%	0.56%
[1]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund through its investments in one or more underlying funds, including money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund's most recent annual report.
[2]	The Fund's investment adviser, Viking Fund Management, LLC ("Viking Management," "investment manager," or the "Adviser" ), has contractually agreed to waive fees and reimburse expenses through November 29, 2024, so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% of average daily net assets for Class A shares and 0.55% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2024, with the approval of the Fund's Board of Trustees. Viking Management may recoup such amounts waived or reimbursed for a period of up to three years from the date of the reimbursement or waiver. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation. Any similar amounts waived or reimbursed under an agreement for the benefit of the Predecessor Fund prior to the date of the Reorganization are not eligible for repayment.

Example--

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Integrity Short Term Government Fund - USD ($)	Class A	Class I
1 Year	$ 280	$ 56
3 Years	562	291
5 Years	864	544
10 Years	$ 1,724	$ 1,269

Portfolio Turnover--

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 60.63% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities ("MBS" ) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations ("CMOs" ), backed by U.S. Government and agency MBS. Some of the Fund's investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range between one and three years. Duration is a measure of a fixed income security's price sensitivity to changes in interest rates. Duration takes into account a security's cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The duration of the Fund's portfolio is expressed in years and measures the portfolio's change in value for changes in interest rates. The Fund may also invest in U.S. Treasury bills. The securities held by the Fund may be fixed or variable rate obligations. The Fund may also purchase securities on a when-issued or delayed-delivery basis.

To construct the Fund's investment portfolio, the Fund's investment sub-adviser, M.D. Sass , LLC ("M.D. Sass" or "Sub-Adviser" ), utilizes a process based on rigorous quantitative tests. These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security's sensitivity to cash flow risk. The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior. The Sub-Adviser's process is primarily structured to create value through intensive (i.e. bottom-up) security selection, portfolio construction and relative value trading. Top-down macro issues and factors are incorporated into the process when considered by the Sub-Adviser to be appropriate.

The Sub-Adviser may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Principal Risks
Fund Performance

As a result of the reorganization of the M.D. Sass Short Term U.S. Government Agency Income Fund (the "Predecessor Fund" ) into Class I of the Fund on January 17, 2020 (the "Reorganization" ), the performance and accounting history of the Predecessor Fund was assumed by Class I shares of the Fund. The performance information of Class I shares prior to completion of the Reorganization is that of the Predecessor Fund's Institutional Class shares.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from calendar year to calendar year and by showing how the average annual total returns for 1, 5, and 10 years for Class I shares, and for 1 year and since inception for Class A shares , and how they compare with those of a broad measure of market performance.

Per Share Total Return per Calendar Year

During the periods shown in the bar chart, the highest return for a quarter was 3.90% (quarter ended January 31, 2023) and the lowest return for a quarter was - 5.73% (quarter ended October 31, 2022). The year-to-date return of the Fund's Class I shares through September 30, 2023 is 1.12%.

Average Annual Total Returns(for the periods ended December 31, 2022)
Average Annual Returns - Integrity Short Term Government Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class I	Return Before Taxes	(6.92%)		0.06%		0.31%				Jun. 30, 2011
Class I | After Taxes on Distributions	Return After Taxes on Distributions	(7.37%)		(1.14%)		(0.76%)				Jun. 30, 2011
Class I | After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(5.44%)		(0.43%)		(0.21%)				Jun. 30, 2011
Class A	Return Before Taxes	(8.94%)						(2.76%)		Jan. 17, 2020
Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index(1) (reflects no deduction for fees, expenses, or taxes)	Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index(1) (reflects no deduction for fees, expenses, or taxes)	(3.65%)	[1]	0.77%	[1]	0.67%	[1]	(1.29%)	[1]
[1]	The Bank of America Merrill Lynch 1-3 Year U.S. Treasury Index is composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for Class A shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.